Financial liabilities - Interest-bearing loans (Details) - EUR (€) € in Thousands	Mar. 31, 2020	Dec. 31, 2019
Financial liabilities
Total non-current liabilities	€ 19,594	€ 19,647
Total current liabilities	7,477	7,323
Total non-current and current liabilities	27,071	26,970
Total loans
Financial liabilities
Total non-current liabilities	768	1,578
Total current liabilities	3,852	3,688
Secured bank loans
Financial liabilities
Total non-current liabilities	768	968
Total current liabilities	802	802
Short term deposits pledged as security	1,500	1,500
Bank overdrafts
Financial liabilities
Total current liabilities	3,050	2,636
Municipal loans
Financial liabilities
Total non-current liabilities		610
Total current liabilities		250
Lease liabilities
Financial liabilities
Total non-current liabilities	18,826	18,069
Total current liabilities	3,625	3,635
Total non-current and current liabilities	€ 22,451	€ 21,704